Lease obligations (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating lease right-of-use assets | $	$ 233	$ 219
Property, plant and equipment, at cost | $	1,257	1,256
Accumulated depreciation and impairment losses | $	1,089	1,077
Net book value of Property, plant and equipment | $	168	179
Current portion of long-term operating lease obligations | $	170	113
Long-term operating lease obligations, net of current maturities | $	44	87
Total operating lease liabilities | $	$ 214	$ 200
Weighted average remaining lease term : Operating leases	3 months	20 months
Weighted average discount rate : operating leases	5.45%	4.44%	5.45%	4.44%
ZHEJIANG TIANLAN
Accumulated depreciation and impairment losses | ¥			¥ 68,506	¥ 82,252
Net book value of Property, plant and equipment | ¥			63,505	68,405
ZHEJIANG TIANLAN | Lease obligations
Property, plant and equipment, at cost | ¥			0	0
Accumulated depreciation and impairment losses | ¥			0	0
Net book value of Property, plant and equipment | ¥			0	0
Current maturities of long-term debt | ¥			0	0
Total finance lease liabilities | ¥			¥ 0	¥ 0
Weighted average discount rate : Finance leases	0.00%	0.00%	0.00%	0.00%